Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Total current assets		$ 4,307	$ 3,895
NON-CURRENT ASSETS:
Total assets		116,617	124,813
CURRENT LIABILITIES:
Accounts payable		4,746	2,293
Accrued and other liabilities		642	809
Total current liabilities		13,545	12,531
NON-CURRENT LIABILITIES:
Promissory note		5,000	5,000
Total non-current liabilities		63,129	64,126
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 20,877,893 and 21,060,190 shares issued and outstanding as of December 31, 2017 and 2018, respectively)		21	21
Additional paid-in capital		74,767	74,766
Accumulated deficit		(34,845)	(26,631)
Total liabilities and stockholders' equity		116,617	124,813
Parent Company [Member]
CURRENT ASSETS:
Cash and cash equivalents		17
Due from related parties		9,578	572
Prepayments and other assets		29	42
Total current assets		9,624	614
NON-CURRENT ASSETS:
Restricted cash			2,695
Investment in subsidiaries	[1]	35,598	50,082
Total non-current assets		35,598	52,777
Total assets		45,222	53,391
CURRENT LIABILITIES:
Accounts payable		162	72
Accrued and other liabilities		117	163
Total current liabilities		279	235
NON-CURRENT LIABILITIES:
Promissory note		5,000	5,000
Total non-current liabilities		5,000	5,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 20,877,893 and 21,060,190 shares issued and outstanding as of December 31, 2017 and 2018, respectively)		21	21
Additional paid-in capital		74,767	74,766
Accumulated deficit		(34,845)	(26,631)
Total stockholders' equity		39,943	48,156
Total liabilities and stockholders' equity		$ 45,222	$ 53,391

[1]	Eliminated on consolidation